Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Revenue	$ 5,201.6	$ 4,500.7	$ 4,286.7
Cost of sales	(2,843.7)	(2,747.0)	(2,607.7)
Investment income	28.7	24.9	13.3
Finance expense	(50.4)	(62.9)	(72.5)
Gain on financial instruments	0.0	0.0	24.0
Foreign exchange (loss)/gain	(6.6)	(5.6)	6.7
Other costs, net	(82.1)	(48.8)	(15.3)
Share-based payments	(4.4)	(9.1)	(6.9)
Long-term incentive plan	(14.5)	(55.8)	(29.0)
Exploration expense	(98.4)	(76.2)	(81.0)
Share of results of equity accounted investees, net of tax	(53.6)	(32.6)	(2.9)
Yamana break fee	0.0	0.0	300.0
Yamana transaction costs	0.0	0.0	(33.0)
Restructuring costs	(6.6)	(7.8)	(11.3)
Silicosis settlement costs	0.3	4.1	2.2
Impairment of investments and assets	(3.5)	(156.4)	(505.0)
Ghana expected credit loss	0.0	(33.2)	(17.5)
Profit on disposal of assets	0.6	32.4	10.4
Profit before royalties and taxation	2,135.3	1,326.7	1,261.2
Royalties	(147.7)	(116.4)	(110.4)
Profit before taxation	1,987.6	1,210.3	1,150.8
Mining and income taxation	(697.1)	(465.1)	(442.1)
Profit from continuing operations	1,290.5	745.2	708.7
Discontinued operation
(Loss)/profit from discontinued operation	0.0	(18.9)	13.0
Profit (loss)	1,290.5	726.3	721.7
Profit/(loss) attributable to:
Owners of the parent	1,245.0	703.3	711.0
– Continuing operations	1,245.0	722.2	698.0
– Discontinued operation	0.0	(18.9)	13.0
Non-controlling interests
– Continuing operations	$ 45.5	$ 23.0	$ 10.7
Earnings/(loss) per share attributable to owners of the parent:
Basic earnings per share - cents (in USD cents per share)	$ 1.39	$ 0.79	$ 0.80
Basic earnings per share from continuing operations - cents (in USD cents per share)	1.39	0.81	0.79
Basic earnings (loss) per share from discontinued operations - cents (in USD per share)	0	(0.02)	0.01
Diluted earnings per share - cents (in USD per share)	1.38	0.77	0.78
Diluted earnings per share from continuing operations - cents (in USD per share)	1.38	0.79	0.77
Diluted earnings (loss) per share from discontinued operations - cents (in USD per share)	$ 0	$ (0.02)	$ 0.01
Asanko Gold
Continuing operations
Gains on disposals of investments	$ 5.6	$ 0.0	$ 0.0
Rusoro Mining Limited
Continuing operations
Gains on disposals of investments	$ 62.3	$ 0.0	$ 0.0